Performance Management - NVIT J.P. Morgan Inflation Managed Fund	Dec. 31, 2024
Prospectus [Line Items]
Performance Narrative [Text Block]
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the Bloomberg U.S. Aggregate Bond Index. The Fund also compares its performance to the Bloomberg 1-10 Year U.S. TIPS Index, which has characteristics relevant to the Fund’s investment strategy.

Performance Information Illustrates Variability of Returns [Text]	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.